Intangible assets	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Intangible assets	Intangible assets
During the six months ended June 30, 2023, the Company did not capitalize any license fees as intangible assets. During the six months ended June 30, 2022, the Company capitalized the following milestone payments as intangible assets:

•An amount of KUSD 500 paid upon the dosing of a specific number of patients in the first in-human clinical study related to an antibody the Company acquired from a third party to be used in research, development, manufacturing and commercialization. The amount was capitalized as an indefinite-lived intangible asset; and

•    An amount of KUSD 195 paid upon the successful completion of in-vivo efficacy studies related to a license with a third party to use their specific binding proteins in the development, manufacturing and commercialization of products. The amount was capitalized as an indefinite-lived intangible asset.

During the six months ended June 30, 2023, the Company decided to terminate a program. Consequently, impairment charges of KUSD 743 (corresponding to the entire carrying amount of the capitalized licenses) was recognized and charged to R&D expenses in the unaudited condensed consolidated interim statement of operations. No impairment losses were recognized during the six months ended June 30, 2022. The Company performs an assessment at the end of each period to determine whether there is any indication that an intangible asset may be impaired. The Company identified one indicator of impairment during the six months ended June 30, 2023. The Company evaluated further and concluded there were no impairments, other than the terminated program.
The table below provides a rollforward of the Company’s intangible assets as of June 30, 2023 and 2022.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Internal development costs	Licenses	Software	Total
January 1, 2023	13,680	—	954	1,052	278	15,964
Additions	—	—	—	—	20	20
Exchange differences	—	—	—	—	3	3
June 30, 2023	13,680	—	954	1,052	301	15,987

Accumulated Amortization
January 1, 2023	(1,295)	—	—	(125)	(184)	(1,604)
Amortization charge	—	—	(38)	(38)	(27)	(103)
Impairment charge	(743)	—	—	—	—	(743)
Exchange differences	—	—		—	(1)	(1)
June 30, 2023	(2,038)	—	(38)	(163)	(212)	(2,451)

Net book amount as of June 30, 2023	11,642	—	916	889	89	13,536

Cost
January 1, 2022	12,985	631	—	1,052	176	14,844
Additions	695	263	—	—	97	1,055
Exchange differences	—	—	—	—	(7)	(7)
June 30, 2022	13,680	894	—	1,052	266	15,892

Accumulated Amortization
January 1, 2022	(1,069)	—	—	(50)	(143)	(1,262)
Amortization charge	—	—	—	(37)	(20)	(57)
Exchange differences	—		—	—	2	2
June 30, 2022	(1,069)	—	—	(87)	(161)	(1,317)

Net book amount as of June 30, 2022	12,611	894	—	965	105	14,575